Eaton Vance

Enhanced Equity Income Fund II

March 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%(1)

Security	Shares	Value
Aerospace & Defense — 1.1%
Boeing Co. (The)	22,237	$3,316,426
Raytheon Co.	33,862	4,441,001

		$7,757,427

Auto Components — 1.6%
Aptiv PLC	225,294	$11,093,477

		$11,093,477

Banks — 2.2%
Bank of America Corp.	398,984	$8,470,430
JPMorgan Chase & Co.	80,853	7,279,196

		$15,749,626

Beverages — 1.1%
Coca-Cola Co. (The)	72,818	$3,222,196
PepsiCo, Inc.	40,858	4,907,046

		$8,129,242

Biotechnology — 5.4%
Amgen, Inc.	49,947	$10,125,755
Argenx SE ADR(2)	36,075	4,752,160
Blueprint Medicines Corp.(2)	83,060	4,857,349
Deciphera Pharmaceuticals, Inc.(2)	49,023	2,018,277
Exact Sciences Corp.(2)	51,310	2,975,980
Incyte Corp.(2)	88,068	6,449,220
Vertex Pharmaceuticals, Inc.(2)	31,029	7,383,350

		$38,562,091

Building Products — 0.7%
Fortune Brands Home & Security, Inc.	112,113	$4,848,887

		$4,848,887

Capital Markets — 1.2%
Charles Schwab Corp. (The)	244,964	$8,235,690

		$8,235,690

Commercial Services & Supplies — 1.4%
Waste Connections, Inc.	64,672	$5,012,080
Waste Management, Inc.	51,956	4,809,047

		$9,821,127

Security	Shares	Value
Containers & Packaging — 0.6%
Avery Dennison Corp.	42,111	$4,289,848

		$4,289,848

Electrical Equipment — 1.2%
AMETEK, Inc.	116,228	$8,370,741

		$8,370,741

Electronic Equipment, Instruments & Components — 1.6%
Zebra Technologies Corp., Class A(2)	61,539	$11,298,560

		$11,298,560

Entertainment — 3.2%
Netflix, Inc.(2)	24,636	$9,250,818
Walt Disney Co. (The)	139,509	13,476,569

		$22,727,387

Food Products — 1.2%
Mondelez International, Inc., Class A	172,656	$8,646,613

		$8,646,613

Health Care Equipment & Supplies — 4.5%
Abbott Laboratories	75,401	$5,949,893
Boston Scientific Corp.(2)	121,075	3,950,677
Haemonetics Corp.(2)	77,381	7,711,791
Intuitive Surgical, Inc.(2)	29,602	14,659,206

		$32,271,567

Health Care Providers & Services — 3.5%
Anthem, Inc.	27,823	$6,316,934
Centene Corp.(2)	100,970	5,998,628
UnitedHealth Group, Inc.	49,746	12,405,657

		$24,721,219

Hotels, Restaurants & Leisure — 1.5%
Starbucks Corp.	161,872	$10,641,465

		$10,641,465

Interactive Media & Services — 11.0%
Alphabet, Inc., Class C(2)	43,547	$50,636,887
Facebook, Inc., Class A(2)	137,763	22,978,868
Twitter, Inc.(2)	173,450	4,259,932

		$77,875,687

Internet & Direct Marketing Retail — 9.1%
Amazon.com, Inc.(2)	33,241	$64,810,643

		$64,810,643

Security	Shares	Value
IT Services — 9.3%
GoDaddy, Inc., Class A(2)	108,205	$6,179,587
PayPal Holdings, Inc.(2)	217,377	20,811,674
Visa, Inc., Class A	240,797	38,797,213

		$65,788,474

Life Sciences Tools & Services — 1.3%
10X Genomics, Inc., Class A(2)	72,388	$4,511,220
Illumina, Inc.(2)	18,648	5,093,142

		$9,604,362

Machinery — 1.1%
Woodward, Inc.	130,825	$7,776,238

		$7,776,238

Pharmaceuticals — 3.0%
AstraZeneca PLC ADR	185,413	$8,280,545
Bristol-Myers Squibb Co.	159,833	8,909,091
Eli Lilly & Co.	27,538	3,820,071

		$21,009,707

Road & Rail — 1.5%
CSX Corp.	46,553	$2,667,487
Uber Technologies, Inc.(2)	177,964	4,968,755
Union Pacific Corp.	19,608	2,765,512

		$10,401,754

Semiconductors & Semiconductor Equipment — 5.0%
Micron Technology, Inc.(2)	235,349	$9,898,779
QUALCOMM, Inc.	232,773	15,747,094
Texas Instruments, Inc.	95,509	9,544,214

		$35,190,087

Software — 18.0%
Adobe, Inc.(2)	83,269	$26,499,527
Intuit, Inc.	61,263	14,090,490
Microsoft Corp.	285,106	44,964,067
SailPoint Technologies Holding, Inc.(2)	338,836	5,157,084
salesforce.com, inc.(2)	174,381	25,107,376
Zscaler, Inc.(2)	193,060	11,749,632

		$127,568,176

Specialty Retail — 2.5%
Lowe’s Cos., Inc.	136,396	$11,736,876
TJX Cos., Inc. (The)	126,543	6,050,021

		$17,786,897

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	112,366	$28,573,550

		$28,573,550

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	130,708	$10,814,780

		$10,814,780

Total Common Stocks (identified cost $507,663,599)		$704,365,322

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.69%(3)	7,937,634	$7,934,459

Total Short-Term Investments (identified cost $7,933,334)		$7,934,459

Total Investments — 100.4% (identified cost $515,596,933)		$712,299,781

Total Written Covered Call Options — (0.9)% (premiums received $6,763,866)		$(6,081,813)

Other Assets, Less Liabilities — 0.5%		$3,472,992

Net Assets — 100.0%		$709,690,960

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of each applicable common stock for which a written call option is outstanding at March 31, 2020 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2020.

Written Covered Call Options — (0.9)%

Exchange-Traded Options — (0.9)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Abbott Laboratories	375	$2,959,125	$83	5/15/20	$(136,875)
Adobe, Inc.	415	13,206,960	350	4/24/20	(170,358)
Alphabet, Inc., Class C	240	27,907,440	1,480	4/17/20	(18,000)
Amazon.com, Inc.	175	34,120,100	2,050	4/24/20	(768,250)
AMETEK, Inc.	580	4,177,160	85	5/15/20	(89,900)
Amgen, Inc.	245	4,966,885	235	4/17/20	(51,450)
Anthem, Inc.	135	3,065,040	250	5/15/20	(133,313)
Apple, Inc.	560	14,240,240	280	4/24/20	(168,000)
Aptiv PLC	1,125	5,539,500	65	5/15/20	(115,313)
Argenx SE ADR	180	2,371,140	160	5/15/20	(63,900)
AstraZeneca PLC ADR	925	4,131,050	50	4/17/20	(4,625)
Avery Dennison Corp.	210	2,139,270	125	4/17/20	(53,025)
Bank of America Corp.	1,990	4,224,770	36	4/17/20	(2,985)
Boeing Co. (The)	110	1,640,540	190	4/24/20	(38,500)
Boston Scientific Corp.	605	1,974,115	35	5/15/20	(53,240)
Bristol-Myers Squibb Co.	795	4,431,330	70	4/17/20	(1,192)
Centene Corp.	500	2,970,500	65	4/17/20	(62,500)
Charles Schwab Corp. (The)	855	2,874,510	40	4/17/20	(53,438)
Coca-Cola Co. (The)	360	1,593,000	50	5/15/20	(21,960)
CSX Corp.	230	1,317,900	63	5/15/20	(46,920)
Eli Lilly & Co.	135	1,872,720	140	5/15/20	(92,813)
Exact Sciences Corp.	255	1,479,000	70	4/24/20	(31,237)
Facebook, Inc., Class A	685	11,425,800	190	5/15/20	(182,210)
GoDaddy, Inc., Class A	540	3,083,940	85	5/15/20	(6,750)
Haemonetics Corp.	385	3,836,910	110	5/15/20	(204,050)
Illumina, Inc.	90	2,458,080	270	4/24/20	(153,450)
Incyte Corp.	440	3,222,120	80	5/15/20	(67,100)
Intuit, Inc.	305	7,015,000	290	4/17/20	(35,838)
Intuitive Surgical, Inc.	120	5,942,520	600	4/17/20	(14,700)
JPMorgan Chase & Co.	400	3,601,200	128	4/9/20	(2,400)
Lowe’s Cos., Inc.	640	5,507,200	120	4/17/20	(7,040)
Micron Technology, Inc.	895	3,764,370	60	4/17/20	(2,685)
Microsoft Corp.	1,425	22,473,675	165	4/24/20	(733,875)
Mondelez International, Inc., Class A	860	4,306,880	53	5/15/20	(108,360)
Netflix, Inc.	120	4,506,000	420	5/1/20	(85,800)
NIKE, Inc., Class B	650	5,378,100	100	4/17/20	(8,125)
PayPal Holdings, Inc.	1,085	10,387,790	105	5/15/20	(342,318)
PepsiCo, Inc.	140	1,681,400	140	4/17/20	(2,730)
QUALCOMM, Inc.	1,160	7,847,400	75	4/24/20	(174,580)
SailPoint Technologies Holding, Inc.	1,690	2,572,180	25	5/15/20	(42,250)
salesforce.com, inc.	870	12,526,260	160	4/24/20	(196,185)
Starbucks Corp.	695	4,568,930	73	4/17/20	(79,925)
Texas Instruments, Inc.	475	4,746,675	140	4/17/20	(3,562)
TJX Cos., Inc. (The)	325	1,553,825	68	4/17/20	(2,437)
Twitter, Inc.	865	2,124,440	30	4/24/20	(12,975)
Uber Technologies, Inc.	740	2,066,080	27	4/17/20	(202,390)
Union Pacific Corp.	95	1,339,880	140	4/24/20	(88,113)
UnitedHealth Group, Inc.	245	6,109,810	300	4/17/20	(8,942)
Vertex Pharmaceuticals, Inc.	155	3,688,225	245	4/24/20	(113,150)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Visa, Inc., Class A	1,200	$19,334,400	$170	4/24/20	$(600,000)
Walt Disney Co. (The)	595	5,747,700	130	4/3/20	(892)
Waste Connections, Inc.	320	2,480,000	90	5/15/20	(19,200)
Waste Management, Inc.	255	2,360,280	115	5/15/20	(7,012)
Woodward, Inc.	650	3,863,600	80	5/15/20	(92,625)
Zebra Technologies Corp., Class A	260	4,773,600	270	5/15/20	(65,000)
Zscaler, Inc.	940	5,720,840	65	4/24/20	(237,350)

Total					$(6,081,813)

Abbreviations:

ADR	-	American Depositary Receipt

At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At March 31, 2020, the value of the Fund’s investment in affiliated funds was $7,934,459, which represents 1.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended March 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$6,620,637	$48,629,122	$(47,310,984)	$(4,837)	$521	$7,934,459	$23,763	7,937,634

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$704,365,322 *	$—	$—	$704,365,322
Short-Term Investments	—	7,934,459	—	7,934,459
Total Investments	$704,365,322	$7,934,459	$—	$712,299,781

Liability Description
Written Covered Call Options	$(6,081,813)	$—	$—	$(6,081,813)
Total	$(6,081,813)	$—	$—	$(6,081,813)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.